Called up share capital and other equity instruments - HSBC additional tier 1 capital securities in issue which are accounted for in equity (Details) - USD ($)	Dec. 31, 2018	Jan. 01, 2018	[1]	Dec. 31, 2017
Disclosure Of Other Equity [Line Items]
Other equity instruments	$ 22,367,000,000	$ 22,250,000,000		$ 22,250,000,000
8.125% Perpetual Subordinated Capital Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,200,000,000
Other equity instruments interest rate	8.125%
8.000% Perpetual Subordinated Capital Securities, Series 2
Disclosure Of Other Equity [Line Items]
Notional amount	$ 3,800,000,000
Other equity instruments interest rate	8.00%
Capital Securities Classified As Equity
Disclosure Of Other Equity [Line Items]
Par value per share upon conversion (in dollars per share)	$ 0.01
Premium per share upon conversion (in dollars per share)	$ 24.99
Other equity instruments	$ 0			5,851,000,000
Capital Securities Classified As Equity | 8.125% Perpetual Subordinated Capital Securities
Disclosure Of Other Equity [Line Items]
Other equity instruments interest rate	8.125%
Other equity instruments	$ 0			2,133,000,000
Capital Securities Classified As Equity | 8.000% Perpetual Subordinated Capital Securities, Series 2
Disclosure Of Other Equity [Line Items]
Other equity instruments interest rate	8.00%
Other equity instruments	$ 0			$ 3,718,000,000

[1]	Balances at 1 January 2018 have been prepared in accordance with accounting policies referred to on page 263. 31 December 2017 balances have not been re-presented. Information regarding the effects of adoption of IFRS 9 can be found in Note 37.